Preferred Stock (Details) - USD ($)				3 Months Ended	6 Months Ended
	Jul. 30, 2026	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Class of Stock [Line Items]
Preferred stock, par value		$ 0.001		$ 0.001	$ 0.001		$ 0.001	$ 0.001
Preferred stock, shares authorized		5,000,000		5,000,000	5,000,000		5,000,000	5,000,000
Preferred stock, shares issued		18,000.018		18,000.018	18,000.018		0	0
Preferred stock, shares outstanding		18,000.018		18,000.018	18,000.018		0	0
Common stock exchange shares					2,500,000
Own in excess percentage					9.99%
Purchase of common stock					$ 1,438
Warrants purchase price					$ 1,250
Cash fee percentage					1.00%
Percentage of dividends							8.00%
Subsequent Event [Member]
Class of Stock [Line Items]
Shares issued and sold	8,000
Shares sold	$ 8,000,000
Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized		400,000		400,000	400,000
Shares of common stock issued
Preferred Purchase Agreement [Member]
Class of Stock [Line Items]
Warrants exercise price		$ 8		$ 8	$ 8
Convertible shares					1,111,110
Preferred Purchase Agreement [Member] | Streeterville [Member]
Class of Stock [Line Items]
Purchase of common stock		$ 1,438
Warrants purchase price		$ 1,250
Preferred Returns [Member]
Class of Stock [Line Items]
Preferred stock dividends percentage					(15.00%)
Nevada corporation [Member]
Class of Stock [Line Items]
Preferred stock, par value			$ 0.001
Common stock exchange shares			5,000,000
Nevada corporation [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, par value							$ 0.001
Preferred stock, shares authorized							400,000
Nevada corporation [Member] | Minimum [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Preferred stock, par value			$ 0.001
Preferred stock, shares authorized			5,000,000
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, par value		$ 0.001	$ 1,111.11	$ 0.001	$ 0.001
Designated shares					100,000
Stated value automatically increase percentage					10.00%
Preferred return increase percentage					10.00%
Preferred stock redeemed percentage					110.00%
Issuance of preferred stock					$ 8,000,000
Shares of common stock issued					18,000.018
Shares issued and sold					8,000
Stock issuance costs					$ 8,000,000
Series A Preferred Stock [Member] | Streeterville [Member]
Class of Stock [Line Items]
Issuance of preferred stock					$ 4,000,000
Shares of common stock issued					40,000
Shares issued and sold					40,000,000
Convertible shares					5,555,550
Stock issuance costs					$ 100,000
Market capitalization					20,000,000
Specific amount					$ 40,000,000
Series A Preferred Stock [Member] | Streeterville [Member] | Minimum [Member]
Class of Stock [Line Items]
Trading volume term					20 days
Series A Preferred Stock [Member] | Streeterville [Member] | Maximum [Member]
Class of Stock [Line Items]
Trading volume term					60 days
Series A Preferred Stock [Member] | Preferred Purchase Agreement [Member]
Class of Stock [Line Items]
Commitment amount		$ 40,000,000
Issuance of preferred stock		$ 1,000
Shares of common stock issued		1,438,000
Warrants purchase		1,250,000		1,250,000	1,250,000
Purchase of common stock		$ 1,250
Preferred stock converted		8,000		8,000	8,000
Series A Preferred Stock [Member] | Preferred Purchase Agreement [Member] | Streeterville [Member]
Class of Stock [Line Items]
Issuance of preferred stock		$ 8,000,000			$ 1,000
Shares of common stock issued		8,000
Purchase of common stock		$ 1,438
Warrants purchase price		$ 1,250
Stock issuance costs					$ 100,000
Series A Preferred Stock [Member] | Conversion Rights [Member]
Class of Stock [Line Items]
Conversion price equal percentage					8.00%
Floor price per share					$ 4
Series A Preferred Stock [Member] | Trigger Event [Member]
Class of Stock [Line Items]
Stated value automatically increase percentage					5.00%
Series A Preferred Stock [Member] | Trigger Event [Member] | Preferred Purchase Agreement [Member] | Streeterville [Member]
Class of Stock [Line Items]
Issuance of preferred stock					$ 250,000
Series A Preferred Stock [Member] | Trigger Event [Member] | Conversion Rights [Member] | Minimum [Member]
Class of Stock [Line Items]
Conversion price equal to lower of fixed price percentage					8.00%
Series A Preferred Stock [Member] | Trigger Event [Member] | Conversion Rights [Member] | Maximum [Member]
Class of Stock [Line Items]
Conversion price equal to lower of fixed price percentage					88.00%